The Total Return Bond Fund
THE TOTAL RETURN BOND FUND

Investment Objective - The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital by investing in 80% bonds which include fixed income securities and bond mutual funds.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Total Return Bond Fund The Total Return Bond Fund Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.88%
Total Annual Fund Operating Expenses	1.53%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years
The Total Return Bond Fund The Total Return Bond Fund Shares	156	483

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts.

The Fund’s adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After sector allocations are made, the Fund’s adviser uses traditional credit analysis to identify individual securities for the Fund’s portfolio.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. The Fund may invest in investment grade and non-investment grade corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk.  The Funds may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Performance

Because the Fund has only recently commenced investment operations, no performance information is available. In the future, performance information will be presented in this section. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	FLEX FUNDS
CIK	dei_EntityCentralIndexKey	0000702435
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
The Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLBDX
Risk/Return	rr_RiskReturnHeading	THE TOTAL RETURN BOND FUND
Investment objective	rr_ObjectivePrimaryTextBlock

Investment Objective - The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital by investing in 80% bonds which include fixed income securities and bond mutual funds.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts.

The Fund’s adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After sector allocations are made, the Fund’s adviser uses traditional credit analysis to identify individual securities for the Fund’s portfolio.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. The Fund may invest in investment grade and non-investment grade corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk.  The Funds may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is available. In the future, performance information will be presented in this section. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is available. In the future, performance information will be presented in this section. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.flexfunds.com
The Total Return Bond Fund | The Total Return Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	156
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	483